Segmented information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2024
Capital markets [Member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 71	$ 139